Property and Equipment, net - Summary of Property and equipment, net (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 220	$ 227	$ 3,151
Less accumulated depreciation and amortization	(199)	(193)	(2,828)
Total	21	34	323
Lab equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	30	30	1,649
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	124	133	252
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	64	$ 64	185
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2		$ 1,065